Note 14 - Information by Operating Segment - Segment Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Revenues from external customers	$ 2,198.5	$ 2,235.5	$ 1,855.4
Intersegment revenues	0.0	0.0	0.0
Operating Revenues	2,198.5	2,235.5	1,855.4
Natural gas	923.9	946.3	696.1
Operation and maintenance	449.6	465.8	458.6
Depreciation and amortization	237.3	213.1	197.3
Taxes, other than income taxes	179.5	160.1	148.4
Total Operating Expenses	1,790.3	1,785.3	1,649.0
Operating Income	408.2	450.2	206.4
Net Economic Earnings (Loss)	216.3	266.3	207.8
Capital Expenditures	552.2	624.8	638.4
Impairments	0.0	0.0	148.6
Intersegment Eliminations [Member]
Revenues from external customers	0.0	0.0	0.0
Intersegment revenues	(51.7)	(48.0)	(42.3)
Operating Revenues	(51.7)	(48.0)	(42.3)
Natural gas	(36.3)	(34.3)	(29.6)
Operation and maintenance	(15.4)	(13.7)	(12.7)
Depreciation and amortization	0.0	0.0	0.0
Taxes, other than income taxes	0.0	0.0	0.0
Total Operating Expenses	(51.7)	(48.0)	(42.3)
Operating Income	0.0	0.0	0.0
Net Economic Earnings (Loss)	0.0	0.0	0.0
Capital Expenditures	(0.6)	0.0	0.0
Impairments			0.0
Gas Utility [Member] | Operating Segments [Member]
Revenues from external customers	1,945.6	2,118.2	1,751.8
Intersegment revenues	0.5	1.1	0.2
Operating Revenues	1,946.1	2,119.3	1,752.0
Natural gas	788.8	961.7	660.2
Operation and maintenance	413.3	422.2	421.3
Depreciation and amortization	227.9	204.4	189.7
Taxes, other than income taxes	176.2	157.0	146.5
Total Operating Expenses	1,606.2	1,745.3	1,417.7
Operating Income	339.9	374.0	334.3
Net Economic Earnings (Loss)	202.7	230.6	213.4
Capital Expenditures	528.6	590.4	547.8
Impairments			0.0
Gas Marketing [Member] | Operating Segments [Member]
Revenues from external customers	234.9	96.5	87.9
Intersegment revenues	0.0	0.0	0.0
Operating Revenues	234.9	96.5	87.9
Natural gas	171.4	18.8	65.1
Operation and maintenance	14.6	17.1	11.8
Depreciation and amortization	1.4	1.2	0.6
Taxes, other than income taxes	0.6	0.9	1.1
Total Operating Expenses	188.0	38.0	78.6
Operating Income	46.9	58.5	9.3
Net Economic Earnings (Loss)	27.0	47.0	9.1
Capital Expenditures	0.9	0.7	3.6
Impairments			0.0
Midstream [Member] | Operating Segments [Member]
Revenues from external customers	17.4	19.9	14.9
Intersegment revenues	35.7	32.7	28.2
Operating Revenues	53.1	52.6	43.1
Natural gas	0.0	0.0	0.3
Operation and maintenance	22.2	24.2	21.9
Depreciation and amortization	7.5	6.9	6.5
Taxes, other than income taxes	2.6	2.0	1.0
Total Operating Expenses	32.3	33.1	170.5
Operating Income	20.8	19.5	(127.4)
Net Economic Earnings (Loss)	11.1	11.1	5.9
Capital Expenditures	23.3	33.0	86.3
Impairments			140.8
Other Segments [Member] | Operating Segments [Member]
Revenues from external customers	0.6	0.9	0.8
Intersegment revenues	15.5	14.2	13.9
Operating Revenues	16.1	15.1	14.7
Natural gas	0.0	0.1	0.1
Operation and maintenance	14.9	16.0	16.3
Depreciation and amortization	0.5	0.6	0.5
Taxes, other than income taxes	0.1	0.2	(0.2)
Total Operating Expenses	15.5	16.9	24.5
Operating Income	0.6	(1.8)	(9.8)
Net Economic Earnings (Loss)	(24.5)	(22.4)	(20.6)
Capital Expenditures	$ 0.0	$ 0.7	0.7
Impairments			$ 7.8